Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2025 USD ($) $ / shares	Oct. 31, 2024 USD ($) $ / shares	Oct. 31, 2023 USD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the executive compensation actually paid to our NEOs and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how we align executive compensation with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”
PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(2)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to Second PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Company- Selected Measure: Non-GAAP EPS(5)
							Company TSR(3)	S&P 500 Information Technology(3),(4)
(a)	(b)(1)	(c)(1)	(b)(2)	(c)(2)	(d)	(e)	(f)	(g)	(h)	(i)
Fiscal Year 2025	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Fiscal Year 2024	$12,353,196	$12,926,242	N/A	N/A	$4,628,656	$5,193,905	$142.09	$231.83	$614	$6.27
Fiscal Year 2023	$10,750,924	$1,202,075	N/A	N/A	$4,716,675	($2,927,770)	$116.38	$153.29	$1,057	$8.33
Fiscal Year 2022	$9,499,068	$10,547,936	$19,806,359	$22,749,122	$6,530,106	$7,590,753	$166.06	$117.16	$1,124	$7.63
Fiscal Year 2021	N/A	N/A	$18,566,410	$54,695,186	$5,023,313	$12,061,622	$171.66	$146.93	$894	$6.23

(1)
The dollar amounts reported in column (b)(1) for Mr. Dhanasekaran (“PEO 1”) are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Fiscal Years 2025, 2024, 2023 and 2022, as PEO 1 was appointed as our President and Chief Executive Officer on May 1, 2022. The dollar amounts reported in column (b)(2) for Mr. Nersesian (“PEO 2”) are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Fiscal Year 2022 and 2021, as PEO 2 served as our President and Chief Executive Officer through April 30, 2022. The table below sets forth the Non-PEO NEO’s for Fiscal Years 2025, 2024, 2023, 2022 and 2021.

Year	Non-PEO NEOs
2025	Neil P. Dougherty, Ingrid A. Estrada, Soon Chai Gooi, Kailash Narayanan, and John Page
2024	Neil P. Dougherty, Soon Chai Gooi, Ingrid A. Estrada and Mark A. Wallace
2023	Neil P. Dougherty, Ronald S. Nersesian, Soon Chai Gooi, Ingrid A. Estrada and Mark A. Wallace
2022	Neil P. Dougherty, Soon Chai Gooi, Ingrid A. Estrada and Mark A. Wallace
2021	Neil P. Dougherty, Satish C. Dhanasekaran, Soon Chai Gooi and Mark A. Wallace

(2)	Compensation Actually Paid (“CAP”) reflects the exclusions and inclusions for the PEOs and Non-PEO NEOs set forth below.

PEO 1		Fiscal Year 2025
Summary Compensation Table Total		[•]
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	[•]
+	Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	[•]
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	[•]
±	Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	[•]
±	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[•]
-	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	[•]
+	Value of Dividends Paid During Fiscal Year not Otherwise Included in Fair Value Amounts	[•]
-	Change in Pension Value During Fiscal Year	[•]
+	Pension Service Cost During Fiscal Year	[•]
Compensation Actually Paid		[•]

Average Non-PEO Named Executive Officers		Fiscal Year 2025
Summary Compensation Table Total		[•]
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	[•]
+	Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	[•]
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	[•]
±	Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	[•]
±	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[•]
-	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	[•]
+	Value of Dividends Paid During Fiscal Year not Otherwise Included in Fair Value Amounts	[•]
-	Change in Pension Value During Fiscal Year	[•]
+	Pension Service Cost During Fiscal Year	[•]
Average Compensation Actually Paid to Named Executive Officers		[•]

(3)
Dollar values assume $100 was invested for the cumulative period from October 31 2022, through the end of the listed fiscal year, in either the Company or the peer group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(4)
For purposes of this disclosure, the peer group used is the S&P Information Technology Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended October 31, 2025.

(5)
“Adjusted Non-GAAP EPS” was determined to be the “most important” financial performance metric used to link performance to CAP for Fiscal Year 2025. A reconciliation to the comparable GAAP financial measure can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operations in our Annual Report on Form 10-K for the year ended October 31, 2025, filed with the SEC on December 17, 2025.

Company Selected Measure Name			Non-GAAP EPS
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b)(1) for Mr. Dhanasekaran (“PEO 1”) are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Fiscal Years 2025, 2024, 2023 and 2022, as PEO 1 was appointed as our President and Chief Executive Officer on May 1, 2022. The dollar amounts reported in column (b)(2) for Mr. Nersesian (“PEO 2”) are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Fiscal Year 2022 and 2021, as PEO 2 served as our President and Chief Executive Officer through April 30, 2022. The table below sets forth the Non-PEO NEO’s for Fiscal Years 2025, 2024, 2023, 2022 and 2021.

Year	Non-PEO NEOs
2025	Neil P. Dougherty, Ingrid A. Estrada, Soon Chai Gooi, Kailash Narayanan, and John Page
2024	Neil P. Dougherty, Soon Chai Gooi, Ingrid A. Estrada and Mark A. Wallace
2023	Neil P. Dougherty, Ronald S. Nersesian, Soon Chai Gooi, Ingrid A. Estrada and Mark A. Wallace
2022	Neil P. Dougherty, Soon Chai Gooi, Ingrid A. Estrada and Mark A. Wallace
2021	Neil P. Dougherty, Satish C. Dhanasekaran, Soon Chai Gooi and Mark A. Wallace

Peer Group Issuers, Footnote
(4)
For purposes of this disclosure, the peer group used is the S&P Information Technology Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended October 31, 2025.

Adjustment To PEO Compensation, Footnote
(2)	Compensation Actually Paid (“CAP”) reflects the exclusions and inclusions for the PEOs and Non-PEO NEOs set forth below.

PEO 1		Fiscal Year 2025
Summary Compensation Table Total		[•]
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	[•]
+	Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	[•]
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	[•]
±	Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	[•]
±	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[•]
-	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	[•]
+	Value of Dividends Paid During Fiscal Year not Otherwise Included in Fair Value Amounts	[•]
-	Change in Pension Value During Fiscal Year	[•]
+	Pension Service Cost During Fiscal Year	[•]
Compensation Actually Paid		[•]

Non-PEO NEO Average Total Compensation Amount			$ 0	$ 4,628,656	$ 4,716,675	$ 6,530,106	$ 5,023,313
Non-PEO NEO Average Compensation Actually Paid Amount			$ 0	5,193,905	(2,927,770)	7,590,753	12,061,622
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation Actually Paid (“CAP”) reflects the exclusions and inclusions for the PEOs and Non-PEO NEOs set forth below.

Average Non-PEO Named Executive Officers		Fiscal Year 2025
Summary Compensation Table Total		[•]
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	[•]
+	Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	[•]
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	[•]
±	Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	[•]
±	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[•]
-	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	[•]
+	Value of Dividends Paid During Fiscal Year not Otherwise Included in Fair Value Amounts	[•]
-	Change in Pension Value During Fiscal Year	[•]
+	Pension Service Cost During Fiscal Year	[•]
Average Compensation Actually Paid to Named Executive Officers		[•]

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Measures to Determine CAP for the fiscal year ended October 31, 2025
As described in greater detail in the “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program is designed to reflect our variable “pay-for-performance” philosophy. The performance measures that we use for both our short-term and long-term incentive award programs are selected based on an objective of incentivizing our CEO and our other NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by us to link executive compensation actually paid to our CEO and our other NEOs, for the most recently completed fiscal year, to our performance are as follows:
•	Non-GAAP EPS,
•	Non-GAAP Revenue Plan
•	Operating Margin
•	Relative TSR

Total Shareholder Return Amount			$ 0	142.09	116.38	166.06	171.66
Peer Group Total Shareholder Return Amount			0	231.83	153.29	117.16	146.93
Net Income (Loss)			$ 0	$ 614,000,000	$ 1,057,000,000	$ 1,124,000,000	$ 894,000,000
Company Selected Measure Amount | $ / shares			0	6.27	8.33	7.63	6.23
PEO Name	Mr. Dhanasekaran	Mr. Nersesian	Mr. Dhanasekaran	Mr. Dhanasekaran	Mr. Dhanasekaran		Mr. Nersesian
Measure:: 1
Pay vs Performance Disclosure
Name			Non-GAAP EPS
Non-GAAP Measure Description
(5)
“Adjusted Non-GAAP EPS” was determined to be the “most important” financial performance metric used to link performance to CAP for Fiscal Year 2025. A reconciliation to the comparable GAAP financial measure can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operations in our Annual Report on Form 10-K for the year ended October 31, 2025, filed with the SEC on December 17, 2025.

Measure:: 2
Pay vs Performance Disclosure
Name			Non-GAAP Revenue Plan
Measure:: 3
Pay vs Performance Disclosure
Name			Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
Mr. Dhanasekaran [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 12,353,196	$ 10,750,924	$ 9,499,068
PEO Actually Paid Compensation Amount			0	$ 12,926,242	$ 1,202,075	10,547,936
Mr. Nersesian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0			19,806,359	$ 18,566,410
PEO Actually Paid Compensation Amount			0			$ 22,749,122	$ 54,695,186
PEO | Mr. Dhanasekaran [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dhanasekaran [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dhanasekaran [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dhanasekaran [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dhanasekaran [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dhanasekaran [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dhanasekaran [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dhanasekaran [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dhanasekaran [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0